Form N-1A Supplement	Aug. 19, 2026
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (NYSE Arca Ticker: AMOM)

(the “Fund”)

Supplement dated August 19, 2026, to the Fund’s currently effective

Summary Prospectus, Prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with those documents.

Effective July 1, 2026, Defiance ETFs, LLC (“Defiance”) replaced QRAFT Technologies, Inc. (“QRAFT Technologies”) as the Fund’s sponsor. Accordingly, all references to QRAFT Technologies, with respect to the Fund, are replaced with Defiance.

Effective on 60 days’ notice from the date of this Supplement on October 19, 2026 (the “Effective Date”), the name of the Fund will change to Defiance LLM Catalyst Momentum ETF to reflect the branding of the new sponsor and the ticker will change to AIED. All references to the Fund’s prior name and ticker are replaced with references to the Fund’s new name and ticker on the Effective Date. The Fund’s Adviser, portfolio managers and management fee will remain the same.

As stated in the Prospectus, the policy of the Fund to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. large capitalization companies may be changed without shareholder approval, upon 60 days’ notice to shareholders. To correspond with the change in the Fund’s name, the changes described below will go into effect on the Effective Date.

On the Effective Date, the first paragraph under the “Principal Investment Strategies” section in the Summary Prospectus and Prospectus is deleted in its entirety and restated as follows:

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence, as described below. The Fund’s adviser, Exchange Traded Concepts, LLC (the “Adviser”), uses an investment process based on a proprietary artificial intelligence security selection program that extracts patterns from analyzing data, as discussed below, developed by QRAFT Technologies, Inc. (“Qraft”). Qraft is a South Korea-based provider of artificial intelligence investment systems and currently offers services to various financial institutions in Korea. Qraft has licensed its proprietary artificial intelligence security selection process to the Adviser for purposes of managing the Fund. This strategy enhances price momentum investing by combining it with real-time information extracted using large language models. The portfolio construction process emphasizes the most persistent and statistically reliable momentum signals, targeting securities that exhibit strong continuation characteristics and high participation in market trends. This is coupled with an AI-driven scoring framework that reads company-specific news and flags developments that are unusually positive or negative. By combining a quantitative momentum factor with a qualitative, real-time news signal, the strategy aims to capture stronger momentum opportunities while staying responsive to changing market narratives.

The Fund generally invests in securities of U.S.-listed large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment (the “Universe”). The Fund invests in equity securities of such companies, including common stock, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”).

Effective immediately, the following paragraph replaces the fifth paragraph under the “Fund Management” section in the Prospectus and replaces the first paragraph under the “Fund Sponsor” sub-section under the “INVESTMENT ADVISORY AND OTHER SERVICES” section in the Statement of Additional Information:

Defiance ETFs, LLC (“Defiance”) is the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF’s sponsor. In connection with an arrangement between the Adviser and Defiance, Defiance has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. Defiance will also provide marketing support for the Fund including, but not limited to, distributing the Fund’s materials and providing the Fund with access to and the use of Defiance’s other marketing capabilities, including communications through print and electronic media. For its services, Defiance is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. Defiance does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.